Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Income from short-term investments and term deposits and other finance revenue	$ 26	$ 50	$ 71
Convertible debt amendments	1,399	0	0
Foreign exchange gain	1,407	2,116	1,774
Total financial income	2,832	2,166	1,845
Financial expenses:
Interest on loans	9,747	7,864	4,971
Interest on lease contracts (see Note 15)	780	622	0
Interest on financing component of long term development services agreement (see Notes 18 and 19)	3,221	619	0
Interest on supplier payable with extended payment terms	125	0	0
Other bank fees and financial charges	627	538	476
Other financial expenses	0	0	400	[1]
Convertible debt amendments	0	0	265
Losses on change in fair value of derivatives	13,129	0	0
Foreign exchange loss	4,057	2,045	1,408
Total financial expenses	$ 31,686	$ 11,688	$ 7,520

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.